RELATED PARTIES (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fundacao Zerrenner [Member]
IfrsStatementLineItems [Line Items]
Percentage of ownership held by a related party	10.20%
Expenses incurred by the related party	R$ 380.0	R$ 347.0
Fundacao Zerrenner [Member] | Active Employees [Member]
IfrsStatementLineItems [Line Items]
Expenses incurred by the related party	337.6	312.5
Fundacao Zerrenner [Member] | Retirees [Member]
IfrsStatementLineItems [Line Items]
Expenses incurred by the related party	42.4	34.5
Anheuser Busch Inc [Member]
IfrsStatementLineItems [Line Items]
Transfers under licence agreements from entity, related party transactions	62.7	46.3	R$ 35.4
Transfers under licence agreements to entity, related party transactions	R$ 1,317.6	R$ 1,103.4	R$ 888.6